Opertaing Segment	12 Months Ended
Mar. 31, 2026
Opertaing Segment [Abstract]
OPERTAING SEGMENT
30	OPERTAING SEGMENT

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with other components of the same entity whose operating results are reported to the Company’s chief operating decision maker (“CODM”) for the purpose of resource allocation and performance assessment. The Group’s CODM is the Chief Executive Officer, who reviews the Group’s performance on a consolidated basis. The CODM uses revenue as the primary measure of performance and allocating resources.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The Company operates in a single business segment which is the business of providing management services for ladies’ intimates supply chain solution services. No operating segments have been aggregated to form the reportable operating segment.

Please refer to Note 19 Revenue for the disclosure of operating segments.